Revenue Recognition (Impact on Consolidated Balance Sheet and Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Assets
Accounts receivable—trade, net	$ 323,462				$ 495,449				$ 323,462	$ 495,449		$ 447,421
Inventories	73,531				88,653				73,531	88,653		93,791
Other assets, net of amortization	121,707				56,628				121,707	56,628		115,832
Liabilities and equity
Other liabilities	259,198				256,571				259,198	256,571		276,435
Partners’ capital, common units	1,690,799				2,026,147				1,690,799	2,026,147		2,022,597
OPERATING INCOME
Total revenues									2,912,770
Operating Income	4,119	$ 46,148	$ 60,900	$ 59,081	$ 63,407	$ 43,100	$ 61,447	$ 52,597	170,248	$ 220,551	$ 206,427
Offshore pipeline transportation services
OPERATING INCOME
Total revenues									284,544
Cost of revenues									66,668
Sodium minerals and sulfur services
OPERATING INCOME
Total revenues									1,174,434
Cost of revenues									912,491
Marine transportation
OPERATING INCOME
Total revenues									219,937
Cost of revenues									172,527
Onshore facilities and transportation
OPERATING INCOME
Total revenues									1,233,855
Onshore facilities and transportation | Onshore facilities and transportation product costs
OPERATING INCOME
Cost of revenues									1,037,688
Onshore facilities and transportation | Onshore facilities and transportation operating costs
OPERATING INCOME
Cost of revenues									89,042
Effect of Change Increase/(Decrease)
OPERATING INCOME
Total revenues									109,429
Operating Income									5,656
Effect of Change Increase/(Decrease) | Offshore pipeline transportation services
OPERATING INCOME
Total revenues									6,629
Cost of revenues									0
Effect of Change Increase/(Decrease) | Sodium minerals and sulfur services
OPERATING INCOME
Total revenues									102,800
Cost of revenues									103,773
Effect of Change Increase/(Decrease) | Marine transportation
OPERATING INCOME
Total revenues									0
Cost of revenues									0
Effect of Change Increase/(Decrease) | Onshore facilities and transportation
OPERATING INCOME
Total revenues									0
Effect of Change Increase/(Decrease) | Onshore facilities and transportation | Onshore facilities and transportation product costs
OPERATING INCOME
Cost of revenues									0
Effect of Change Increase/(Decrease) | Onshore facilities and transportation | Onshore facilities and transportation operating costs
OPERATING INCOME
Cost of revenues									0
Accounting Standards Update 2014-09 | Adjustments
Assets
Accounts receivable—trade, net	371,490								371,490
Inventories	69,367								69,367
Other assets, net of amortization	49,466								49,466
Liabilities and equity
Other liabilities	232,927								232,927
Partners’ capital, common units	1,688,693								1,688,693
OPERATING INCOME
Total revenues									2,803,341
Operating Income									164,592
Accounting Standards Update 2014-09 | Adjustments | Offshore pipeline transportation services
OPERATING INCOME
Total revenues									277,915
Cost of revenues									66,668
Accounting Standards Update 2014-09 | Adjustments | Sodium minerals and sulfur services
OPERATING INCOME
Total revenues									1,071,634
Cost of revenues									808,718
Accounting Standards Update 2014-09 | Adjustments | Marine transportation
OPERATING INCOME
Total revenues									219,937
Cost of revenues									172,527
Accounting Standards Update 2014-09 | Adjustments | Onshore facilities and transportation
OPERATING INCOME
Total revenues									1,233,855
Accounting Standards Update 2014-09 | Adjustments | Onshore facilities and transportation | Onshore facilities and transportation product costs
OPERATING INCOME
Cost of revenues									1,037,688
Accounting Standards Update 2014-09 | Adjustments | Onshore facilities and transportation | Onshore facilities and transportation operating costs
OPERATING INCOME
Cost of revenues									89,042
Accounting Standards Update 2014-09 | Effect of Change Increase/(Decrease)
Assets
Accounts receivable—trade, net	(48,028)								(48,028)			(48,028)
Inventories	4,164								4,164			5,138
Other assets, net of amortization	72,241								72,241			59,204
Liabilities and equity
Other liabilities	26,271								26,271			19,864
Partners’ capital, common units	$ 2,106								$ 2,106			$ (3,550)